Advance Payable, Related Party (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Due to Related Parties	$ 1,833,398	$ 1,665,819
Adversor
Due to Related Parties	162,372	162,372
Accounts Payable Related Parties	254,513	238,013
Chandran
Due to Related Parties	$ 1,671,026	$ 1,503,447